7. Income Taxes (Details) (USD $)	4 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Current federal income tax	$ 0
NOL carryforward	210,000
Valuation allowance	(210,000)
Deferred tax assets, net	$ 0